As filed with the Securities and Exchange Commission on or about May 22, 2019

Registration Statement File No. 033-82060

Registration Statement File No. 811-03542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 39

(Check appropriate box or boxes.)

MML Bay State Variable Life Separate Account I

(Exact Name of Registrant)

MML Bay State Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard Enfield, CT 06082-1981

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President

MML Bay State Life Insurance Company

100 Bright Meadow Boulevard Enfield, CT 06082-1981

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐         immediately upon filing pursuant to paragraph (b) of Rule 485.

☒        on    May 24, 2019    pursuant to paragraph (b) of Rule 485.

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐         on                            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐         this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2019 are incorporated into Parts A and B of this Post-Effective Amendment No. 29 by reference to Registrant’s filing under Rule 485(b) as filed on April 26, 2019.

Supplements each dated May 22, 2019 to the Prospectus are included in Part A of this Post-Effective Amendment No. 29.

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Artistry

MassMutual Transitions SelectSM

MassMutual Transitions®

Panorama Premier

Variable Universal Life III

Variable Universal Life II

Variable Universal Life

Variable Life Select

MassMutual ElectrumSM

Strategic Variable Life® Plus

Strategic Group Variable Universal Life® II

Strategic Group Variable Universal Life®

This supplement revises the Prospectuses to reflect the following changes:

•	Effective on or about May 17, 2019, T. Rowe Price Associates, Inc. will replace OppenheimerFunds, Inc. as the co-investment sub-adviser for MML Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the co-investment sub-adviser to MML Equity Fund will be replaced with T. Rowe Price Associates, Inc.

•	Effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019, Invesco Advisers, Inc. will replace OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund will be replaced with Invesco Advisers, Inc.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

Strategic Group Variable Universal Life® and Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 1 of 1	PS19_01

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

Variable Life Select

This supplement revises the Prospectus to reflect changes effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019:

On or about May 24, 2019, Invesco Ltd. will acquire OppenheimerFunds, Inc. In connection with this transaction (the “Acquisition”), the Board of Trustees of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) approved the transfer of the assets and liabilities of each series of the Oppenheimer VA Trust identified in the chart below (individually, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) to a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (individually, an “Invesco Oppenheimer Fund” and collectively, the “Invesco Oppenheimer Funds”). Each Invesco Oppenheimer Fund will have the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund.

After the close of the NYSE on May 24, 2019, we will transfer policy value allocated to each of the Oppenheimer Funds into the corresponding Invesco Oppenheimer Funds. If you submit transaction requests (in good order) involving any of the Oppenheimer Funds before the close of the NYSE on May 24, 2019, we will process those requests prior to the Acquisition.

Once the Acquisition occurs, the Oppenheimer Funds will no longer be available as an investment choice. Additionally, once the Acquisition occurs, we will consider any reference to an Oppenheimer Fund in a written transaction request received in good order to be a reference to the corresponding Invesco Oppenheimer Fund.

Impact on Systematic Programs and Premium Payment Allocations. After May 24, 2019, if you have current systematic program elections and/or premium payment instructions on file directing us to utilize an Oppenheimer Fund, we will replace the Oppenheimer Fund with the corresponding Invesco Oppenheimer Fund.

In relation to this transaction, the following will occur:

Trust:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) will be the trust for the Invesco Oppenheimer Funds.

Funds, Investment Adviser, and Investment Sub-Adviser:

MERGING FUND		ACQUIRING FUND
Oppenheimer Capital Appreciation Fund/VA		Invesco Oppenheimer V.I. Capital Appreciation Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Discovery Mid Cap Growth Fund/VA		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Fund/VA		Invesco Oppenheimer V.I. Global Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

page 1 of 2	PS19_14

MERGING FUND		ACQUIRING FUND
Oppenheimer Global Strategic Income Fund/VA		Invesco Oppenheimer V.I. Global Strategic Income Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

All references in the Prospectus to an Oppenheimer Fund are replaced with the corresponding Invesco Oppenheimer Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 272-2216 (8 a.m. - 8 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 2 of 2	PS19_14

PART C

OTHER INFORMATION

Item 26.                                                  Exhibits

Exhibit (a)                                       Resolution of the Board of Directors of MML Bay State Life Insurance Company, establishing the Separate Account — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

Exhibit (b)                                       Not Applicable

Exhibit (c)                                        i.                                        Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

ii.                                     Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

Exhibit (d)                                       i.                                        Form of Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 033-82060 filed April 24, 1998

ii.                                     Form of Accelerated Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

iii.                                  Form of Accidental Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

iv.                                   Form of Death Benefit Guarantee Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

v.                                      Form of Disability Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

vi.                                   Form of Insurability Protection Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

vii.                                Form of Right to Exchange Insured Endorsement — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

Exhibit (e)                                        Form of application for Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-49457 filed April 6, 1998

Exhibit (f)                                         i.                                          Amended and Restated Certificate of Incorporation of MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

ii.                                       By-Laws of MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

Exhibit (g)                                        Reinsurance Contracts

i.                                          American United Life Insurance Company

a.              Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•                  Amendment dated February 8, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-89798 filed April 25, 2012

•                  Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 29, 2004, February 29, 2004, April 10, 2006 and September 1, 2006 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•                  Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

•                  Amendments effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

•                  Amendment effective March 12, 2013 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

ii.                                       General & Cologne Life Re

a.              Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•                  Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 19, 2002, March 1, 2004, September 1, 2006, January 1, 2009 and August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•                  Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

•                  Amendments effective January 1, 2012 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

•                  Amendment effective February 8, 1999 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

•                  Amendment effective May 1, 2012 and May 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

•                  Amendments effective August 28, 2014 and August 28, 2014 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

iii.                                    Lincoln National Life Insurance Company

a.              Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•                  Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, March 1, 2004, November 30, 2005, September 1, 2006, October 1, 2007, January 1, 2009, August 1, 2009 and July 31, 2011 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•                  Amendments effective February 8, 1999 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

•                  Amendment effective May 1, 2012 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•                  Amendments effective May 1, 2012 and May 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

iv.                                   Munich American Reassurance Company

a.              Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•                  Amendments dated September 1, 2006, January 1, 2009 and August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•                  Amendments dated January 1, 1999, September 1, 1999, June 15, 2001 and March 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•                  Amendments dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

•                  Amendments effective February 8, 1999 and July 30, 2012 — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

•                  Amendments effective May 1, 2012 and May 21, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 29, 2014

•                  Amendments effective August 28, 2014 and August 28, 2014 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

v.                                      RGA Reinsurance Company

a.              Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•                  Amendments dated September 1, 2006, January 1, 2009 and August 1, 2009 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•                  Amendments dated January 1, 1999, September 1, 1999, August 3, 2000, June 15, 2001, July 1, 2001 and March 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

•                  Amendments dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

•                  Amendments effective January 1, 2012 and July 30, 2013 — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

•                  Amendment effective February 8, 1999 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•                  Amendment effective May 1, 2012 and May 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

•                  Amendment effective August 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

•                  Amendments effective August 28, 2014 and August 28, 2014 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

vi.                                   Swiss Re Life & Health America Inc.

a.              BST Modified Coinsurance Agreement (MML Bay State Life Insurance Company and Swiss Re Life & Health America Inc.) dated December 29, 2016 (Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017) — Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-82060 filed November 21, 2017

Exhibit (h)                                       i.                                          Participation, Selling, Servicing Agreements:

a.     AIM Funds (Invesco Funds)

1.     Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, AIM Distributors, Inc., and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-57340 filed April 27, 2006

•      Amendment No. 1 dated and effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 033-61679 filed April 25, 2012

•      Form of Amendment No. 2 to Participation Agreement *

2.      Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•      Form of Amendment No. 1 to Financial Support Agreement *

b.              American Century Funds

1.              Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•                  Amendments Nos. 1 (MML Bay State Life Insurance Company becomes a party to the Agreement), 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•                  Amendment No. 5 effective as of November 1, 2008 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

•                  Amendment No. 6 effective as of March 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•                  Amendment No. 7 effective July 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

c.              Fidelity® Funds

1.              Participation Agreement dated June 1, 1999 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 28, 2008

2.              Letter of Consent and Amendment dated May 16, 2007 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 033-82060 filed April 29, 2009

3.              Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

d.               MML Funds

1.              Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•                  First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•                  Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•                  Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•                  Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•                  Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•                  Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•                  Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.              MML II Funds

1.              Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•                  First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•                  Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•                  Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•                  Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•                  Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•                  Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

•                  Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•                  Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

f.                T. Rowe Price Funds

1.              Participation Agreement dated as of April 28, 1999 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 28, 2008

•                  Amendment effective August 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 24, 2008

•                  Amendment effective March 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 033-82060 filed April 25, 2013

ii.                                       Shareholder Information Agreements (Rule 22c-2 Agreements)

a.              American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.              Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.               MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

d.              MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.                T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•                  Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

Exhibit (i)                                           Not Applicable

Exhibit (j)                                          Not Applicable

Exhibit (k)                                       Opinion and Consent of Counsel as to the legality of the securities being registered — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 033-82060 filed April 28, 2010

Exhibit (l)                                           Not Applicable

Exhibit (m)                                   Not Applicable

Exhibit (n)                                       i.                  Auditor Consents:

•                  Separate Account Financial Statements *

•                  Company Financial Statements *

ii.               Powers of Attorney for:

•                  Roger W. Crandall

•                  Michael R. Fanning

•                  Michael J. O’Connor

•                  Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

iii.            Power of Attorney for:

•                  Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-82060 filed November 21, 2017

Exhibit (o)                                       Not Applicable

Exhibit (p)                                       Not Applicable

Exhibit (q)                                       SEC Procedures Memorandum dated April 23, 2019 describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-150916 filed April 26, 2019

*filed herewith

Item 27.                                      Directors and Officers of the Depositor

Directors of MML Bay State Life Insurance Company

Roger W. Crandall, Director (Chairman),	Michael R. Fanning, Director and Executive
President, and Chief Executive Officer	Vice President
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Michael J. O’Connor, Director, Senior Vice	Elizabeth A. Ward, Director, Executive Vice
President, and General Counsel	President, and Chief Financial Officer
1295 State Street	(principal financial officer)
Springfield, MA 01111	1295 State Street
Springfield, MA 01111

Principal Officers of MML Bay State Life Insurance Company (other than those who are also Directors, as referenced above):

Sean Newth, Senior Vice President and Corporate	Todd G. Picken, Vice President and Treasurer
Controller	1295 State Street
(principal accounting officer)	Springfield, MA 01111
1295 State Street
Springfield, MA 01111

Akintokunbo Akinbajo, Corporate	M. Timothy Corbett, Executive Vice President
Secretary	1295 State Street
1295 State Street	Springfield, MA 01111
Springfield, MA 01111

Item 28.                                                  Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement File No. 333-150916, as filed with the Securities and Exchange Commission on or about May 22, 2019.

Item 29.                                                  Indemnification

MML Bay State directors and officers are indemnified under Article V of the By-laws of MML Bay State, as set forth below.

ARTICLE V of the By-laws of MML Bay State provide for indemnification of directors and officers as follows:

“ARTICLE V

INDEMNIFICATION

The corporation shall, to the fullest extent and under the circumstances permitted by Connecticut law, as amended from time to time, indemnify any person serving or who has served (a) as a director, officer, employee or agent of the corporation or (b) at the corporation’s request, as a director, trustee, officer, partner, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, against all liabilities and expenses incurred by him in connection with the defense or disposition of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, while serving or thereafter, by reason of his having been such a director, trustee, officer, partner, employee or agent, except (unless otherwise permitted by Connecticut law) (c) in connection with a proceeding by or in the right of the corporation in which he was adjudged liable to the corporation or (d) in connection with any other proceeding charging improper personal benefit to him in which he was adjudged liable on the basis that personal benefit was improperly received by him.

Expenses, including counsel fees, reasonably incurred by any such director, trustee, officer, partner, employee or agent who is a party to a proceeding may be paid by the corporation in advance of the final disposition thereof upon receipt of a written affirmation of the person’s good faith belief that he has met the standard of conduct permitting indemnification and a written undertaking to repay the advance upon a determination that he did not meet the standard of conduct; provided, however, that a determination is also made that on the basis of the facts then known indemnification would not be precluded.

The right of indemnification hereby provided shall not be exclusive of or affect any other right to which any such director, trustee, officer, partner, employee or agent may be entitled. Nothing contained in this Article shall affect any other right to indemnification to which such persons may be entitled by contract or otherwise under law.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                                                  Principal Underwriters

(a)         MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)         MMLIS and MSD are the principal underwriters for this policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

*     1295 State Street, Springfield, MA 01111-0001

(c)          Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.                                                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.                                                  Management Services

Not Applicable

Item 33.                                                  Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, MML Bay State Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable  whole life insurance policy, in the aggregate,are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MML Bay State Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, MML Bay State Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 033-82060 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of May, 2019.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MML BAY STATE LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
MML Bay State Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to Registration Statement No. 033-82060 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director, President and Chief Executive Officer	May 22, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	May 22, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	May 22, 2019
Sean Newth	(principal accounting officer)

MICHAEL J. O’CONNOR *	Director	May 22, 2019
Michael J. O’Connor

MICHAEL R. FANNING *	Director	May 22, 2019
Michael R. Fanning

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.26 (h)	i. a. 1.

• Form of Amendment No. 2 to Participation Agreement

Exhibit 99.26 (h)	i. a. 2.

• Form of Amendment No. 1 to Financial Support Agreement

Exhibit 99.26 (n)	i. Auditor Consents

• Separate Account Financial Statements
• Company Financial Statements